Inventories, net (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Raw materials	$ 30,255	$ 22,421	$ 17,121
Work in process	4,067	2,136	3,243
Finished goods	2,592	2,158	2,741
Stores and spares	2,585	2,371	2,404
Packing material	110	171	110
Total Inventories	39,609	29,257	25,619
Less: inventory allowances	0	(292)	(1,438)
Total inventories, net	$ 39,609	$ 28,965	$ 24,181